Members' Deficit - Series A Units, Series B Units and Series C Units (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Unit [Line Items]
Series A units authorized	245,300	245,300
Series A units outstanding	245,300	245,300
Series A annum rate of return	8.00%	8.00%
Dividend payable	$ 427,766	$ 376,399
Series B units authorized	315,539,527	315,539,527
Series B units outstanding	9,906,827	9,906,827
Aggregate percentage of units outstanding	15.00%
Series C units authorized	1,748,264	1,748,264
Series C units issued	1,584,327	1,584,327
Series C units outstanding	1,584,327	1,584,327
ScanTech Identification Beam Systems LLC
Capital Unit [Line Items]
Series A units authorized	245,300
Series A units outstanding	245,300
Series A annum rate of return	8.00%
Dividend payable	$ 427,766
Series B units authorized	315,539,527	315,539,527
Series B units outstanding	9,906,827
Series C units authorized	2,514,764
Series C units issued	1,584,327
Series C units outstanding	1,584,327